Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 56,691,765	$ 8,106,815	¥ 65,901,123
Time deposits and short-term investments	44,331,407	6,339,307	46,904,548
Prepayments and other current assets	5,174,246	739,907	5,176,546
Total current assets	115,285,994	16,485,677	126,309,782
Noncurrent assets:
Longterm investments	848,672	121,358	922,897
Property, plant and equipment, net	22,774,938	3,256,773	21,140,933
Total noncurrent assets	39,009,824	5,578,330	36,039,296
Total assets	154,295,818	22,064,007	162,349,078
Current liabilities:
Short-term borrowings	6,217,745	889,126	281,102
Amounts due to related parties	¥ 26,644	$ 3,810	¥ 11,492
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	¥ 13,412,260	$ 1,917,924	¥ 12,397,322
Total current liabilities	63,547,653	9,087,190	69,215,896
Noncurrent liabilities:
Long-term borrowings	3,299,203	471,780	8,151,598
Total noncurrent liabilities	17,608,422	2,517,972	21,812,800
Total liabilities	81,156,075	11,605,162	91,028,696
SHAREHOLDERS' EQUITY
Treasury shares	(73)	(10)	(74)
Additional paid-in capital	61,399,973	8,780,079	60,126,623
Accumulated other comprehensive loss	(825,180)	(117,999)	(171,748)
Retained earnings	11,176,357	1,598,198	10,160,161
Total shareholders' equity	72,619,255	10,384,416	70,874,884
Total liabilities and shareholders' equity	154,295,818	22,064,007	162,349,078
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,229	176	1,215
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	235	$ 34	235
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	3,949,313		4,943,339	¥ 1,121,233	¥ 974,224
Time deposits and short-term investments	0		2,613,125
Amounts due from subsidiaries of the Group	¥ 50,309,768		¥ 49,408,573
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Prepayments and other current assets	¥ 7,416		¥ 23,955
Total current assets	54,266,497		56,988,992
Noncurrent assets:
Investments in subsidiaries	24,338,730		20,111,191
Longterm investments	14,890		45,799
Property, plant and equipment, net	1		2
Total noncurrent assets	24,353,621		20,156,992
Total assets	78,620,118		77,145,984
Current liabilities:
Short-term borrowings	5,982,366		0
Amounts due to related parties	¥ 3,549		¥ 3,721
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Accruals and other current liabilities	¥ 14,948		¥ 12,482
Total current liabilities	6,000,863		16,203
Noncurrent liabilities:
Long-term borrowings	0		6,254,897
Total noncurrent liabilities	0		6,254,897
Total liabilities	6,000,863		6,271,100
SHAREHOLDERS' EQUITY
Treasury shares	(73)		(74)
Additional paid-in capital	61,399,973		60,126,623
Accumulated other comprehensive loss	(825,180)		(171,748)
Retained earnings	12,043,071		10,918,633
Total shareholders' equity	72,619,255		70,874,884
Total liabilities and shareholders' equity	78,620,118		77,145,984
Parent company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,229		1,215
Parent company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 235		¥ 235